Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2018	2019
	RMB	RMB	US$
Accounts receivable	2,799,424	3,265,475	469,057
Allowance for doubtful accounts	(3,589)	(33,989)	(4,883)

Total	2,795,835	3,231,486	464,174

Schedule of Analysis of Allowance for Doubtful Accounts
An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2018	2019
	RMB	RMB	US$
Beginning balance	1,408	3,589	516
Additions charged to bad debt expense	3,789	37,141	5,335
Reversal	(1,574)	(465)	(67)
Write off	(34)	(6,276)	(901)

Ending balance	3,589	33,989	4,883